Geographic areas	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Geographic areas
16.	Geographic areas
The following table presents a summary of revenue by geography for the years ended December 31, 2021 and 2020:

	For the years ended December 31,
	2021	2020
United States	$3,425	$3,119
Japan	1,614	1,630
Germany	741	155
Other	499	256

Total revenue	$6,279	$5,160

Other includes EMEA, Canada and Australia.

The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of December 31, 2021 and 2020 were as follows (in thousands):

	December 31,
	2021	2020
Canada	$11,251	$4,984
United States	576	858

Total long-lived assets	$11,827	$5,842

As of December 31, 2021 and 2020, substantially all of the Company’s long-lived assets are located in Canada and in the United States.
Significant customers
The Company had significant customers during the year ended December 31, 2021 and 2020. A significant customer is defined as one that makes up ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.

	December 31,
	2021	2020
Customer A	15%	22%
Customer B	13%	17%
Customer C	12%	10%
As of December 31, 2021 and 2020 there were no significant customers with ten percent or more of outstanding accounts receivable balances.

All revenues derived from major customers above are included in the United States and Germany during the year ended December 31, 2021 and the United States and Japan during the year ended December 31, 2020.

D-Wave Systems Inc. [Member]
Geographic areas
11.	Geographic areas
The following table presents a summary of revenue by geography for the three and six month periods ended June 30, 2022 and 2021:

	Three months ended June 30,
	2022	2021
United States	$655	$622
Japan	282	354
Germany	257	65
Other	177	96

Total revenue	$1,371	$1,137

	Six months ended June 30,
	2022	2021
United States	$1,439	$1,325
Japan	709	921
Germany	520	127
Other	415	173

Total revenue	$3,083	$2,546

Other includes EMEA not including Russia or Ukraine, Canada and Australia.
The following table sets forth the long-lived assets, consisting of property and plant, net, and operating lease right-of-use
assets, by geographic area as of June 30, 2022 and December 31, 2021 as follows (in thousands):

	June 30, 2022	December 31, 2021
Canada	$10,463	$11,251
United States	427	576

Total long-lived assets	$10,890	$11,827

As of June 30, 2022 and December 31, 2021, substantially all of the Company’s long-lived assets are located in Canada and in the United
States.

Significant customers
The Company had significant customers during the three and six month periods ended June 30, 2022 and 2021. A significant customer is defined as one that comprises up to ten percent or more of total revenues in a particular year or ten percent of outstanding accounts receivable balance as of the year end.

	Three months ended June 30,
	2022	2021
Customer A	17%	18%
Customer B	14%	13%
Customer C	11%	11%

	Six months ended June 30,
	2022	2021
Customer A	15%	20%
Customer B	14%	12%
Customer C	10%	10%
As of June 30, 2022 and 2021, there were no significant customers that comprised ten percent or more of outstanding accounts receivable balances.
All revenues derived from major customers above are included in the United States and Germany during the three and six month periods ended June 30, 2022 and the United States and Japan during the three and six month periods ended June 30, 2021.